ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

5 -   ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued expenses totaled $5,301,053 and $4,209,366 as of June 30, 2022 and December 31, 2021, respectively. As of June 30, 2022 the balance consisted of approximately $937,459 of credit cards payable, $681,000 of professional fees, $1,184,481 of rent, $425,000 of commissions, $866,409 in sales tax, $678,669 in costs related to the initial public offering, $112,500 of furniture, and $415,537 of other miscellaneous items. As of December 31, the balance consisted of approximately $980,000 of credit cards payable, $600,000 of professional fees, $570,000 of rent, $570,000 of commissions, $475,000 of short-term negative cash balances, $295,000 in sales tax, $290,000 in costs related to the initial public offering, $228,000 of refunds, $97,000 of furniture, and $105,000 of other miscellaneous items.

4 -   ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued expenses totaled $4,209,366 and $3,772,919 as of December 31, 2021 and 2020, respectively. As of December 31, 2021, the balance consisted of approximately $980,000 of credit cards payable, $600,000 of professional fees, $570,000 of rent, $570,000 of commissions, $475,000 of short-term negative cash balances, $295,000 in sales tax, $290,000 in costs related to the initial public offering, $228,000 of refunds, $97,000 of furniture, and $105,000 of other miscellaneous items. As of December 31, 2020, the balance consisted of approximately $2,050,000 of rent, $212,000 of credit cards payable, $207,000 of professional fees, $260,000 of commissions, $475,000 of short-term negative cash balances, $443,000 in sales tax, $97,000 of marketing, and $29,000 of other miscellaneous items.